Employee Benefit Plans (Summary Of Unfunded Supplemental Executive Retirement Plan) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Cash surrender values	$ 2.4	$ 2.3	$ 2.2